Note 9 - Goodwill	12 Months Ended
Jan. 31, 2012
Goodwill Disclosure [Text Block]
Note 9 - Goodwill

	January 31,	January 31,
	2012	2011
Balance, beginning of year	56,742	34,456
Business acquisition – Telargo	4,322	-
Business acquisition – InterCommIT	5,370	-
Business acquisition – GeoMicro	1,699	-
Business acquisition – Porthus	-	15,878
Business acquisition – Imanet	-	2,213
Business acquisition – Routing International	-	2,552
Adjustments on account of foreign exchange and prior acquisitions	(128)	1,643
Balance, end of year	68,005	56,742

The business acquisitions of Telargo, InterCommIT, GeoMicro, Porthus, Imanet and Routing International are described in Note 3 to these consolidated financial statements.

In 2012, the adjustment on account of foreign exchange and prior acquisitions includes a $0.8 million earn-out adjustment in respect of the August 17, 2007 acquisition of Global Freight Exchange Limited. Specific performance targets were met during the period ending August 17, 2011, resulting in an additional amount payable to the former owners. As this acquisition closed prior to the effective date of ASC Topic 805 (previously Statement 141(R)), this adjustment has been accrued to goodwill. No adjustments relating to the earn-out were recorded in 2011.